Current Taxes and Deferred Taxes (Details) - Schedule of reconciliation of effective tax rate - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of effective tax rate [Abstract]
Income tax calculated on net income before tax percentage		27.00%	27.00%	27.00%
Income tax calculated on net income before tax		$ 359,717	$ 136,310	$ 209,901
Additions or deductions percentage	[1]	(6.27%)	(7.76%)	(5.10%)
Additions or deductions	[1]	$ (83,587)	$ (39,195)	$ (39,612)
Effect of changes in tax rate percentage
Effect of changes in tax rate
Other percentage		(0.01%)	1.21%	0.43%
Other		$ (161)	$ 6,108	$ 3,372
Effective rate and income tax expense percentage		20.72%	20.45%	22.33%
Effective rate and income tax expense		$ 275,969	$ 103,223	$ 173,661

[1]	The deductions of the tax rate for 2019, 2020 and 2021 mainly relate to permanent differences between tax and financial accounting rules.